Consolidated Balance Sheet £ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
Non-current assets
Intangible assets	$ 24,180		$ 23,967
Property, plant and equipment	226,380		236,098
Joint ventures and associates	27,927		33,255
Investments in securities	7,222		5,952
Deferred tax	13,791		14,425
Retirement benefits	2,799		1,456
Trade and other receivables	9,394		9,553
Non-current assets	311,693		324,706
Current assets
Inventories	25,223		21,775
Trade and other receivables	49,869		45,664
Cash and cash equivalents	20,312		19,130
Current assets	95,404		86,569
Amounts due from subsidiaries	868		2,175
Total assets	407,097		411,275
Non-current liabilities
Debt	73,870		82,992
Trade and other payables	4,428		6,925
Deferred tax	13,007		15,274
Retirement benefits	13,247		14,130
Decommissioning and other provisions	24,966		29,618
Non-current liabilities	129,518		148,939
Current liabilities
Debt	11,795		9,484
Trade and other payables	56,663		53,417
Taxes payable	7,250		6,685
Retirement benefits	594		455
Decommissioning and other provisions	3,465		3,784
Current liabilities	79,767		73,825
Total liabilities	209,285		222,764
Equity
Share capital	696		683
Shares held in trust	(917)		(901)
Other reserves	16,932		11,298
Retained earnings	177,645		175,566
Equity attributable to Royal Dutch Shell plc shareholders	194,356		186,646
Non-controlling interest	3,456		1,865
Total equity	197,812		188,511
Total liabilities and equity	407,097		411,275
Royal Dutch Shell Dividend Access Trust [Member]
Current assets
Cash and cash equivalents | £		£ 2		£ 2
Total assets | £		2		2
Current liabilities
Unclaimed dividends | £		2		2
Total liabilities | £		2		2
Equity
Share capital | £		0		0
Retained earnings | £		0		0
Total equity | £		0		0
Total liabilities and equity | £		£ 2		£ 2
Parent [Member]
Non-current assets
Investments in subsidiaries	256,882		256,583
Deferred tax	598		352
Non-current assets	257,480		256,935
Current assets
Amounts due from subsidiaries	5,022		4,680
Cash and cash equivalents	3		2
Current assets	5,025		4,682
Total assets	262,505		261,617
Non-current liabilities
Trade and other payables	332		224
Non-current liabilities	332		224
Current liabilities
Trade and other payables	4,333		4,049
Current liabilities	4,333		4,049
Total liabilities	4,665		4,273
Equity
Share capital	696		683
Other reserves	235,366		235,573
Retained earnings	21,778		21,088
Total equity	257,840		257,344
Total liabilities and equity	$ 262,505		$ 261,617